Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FIDELITY HASTINGS STREET TRUST
Prospectus Date		rr_ProspectusDate	Aug. 29, 2015
A T B C | Fidelity Mega Cap Stock Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Mega Cap Stock Fund/Fidelity Advisor® Mega Cap Stock Fund A, T, B, C
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks high total return through a combination of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

			You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds.

			Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks of companies with mega market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Top 200® Index or the S&P 100® Index).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
			An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

			Visit www.advisor.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.23%	June 30, 2009
Lowest Quarter Return	-13.14%	September 30, 2011
Year-to-Date Return	1.16%	June 30, 2015

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Returns
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
			December 31, 2014
A T B C | Fidelity Mega Cap Stock Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.35%
Total annual operating expenses		rr_ExpensesOverAssets	1.05%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year		rr_ExpenseExampleYear01	$ 676
3 years		rr_ExpenseExampleYear03	890
5 years		rr_ExpenseExampleYear05	1,121
10 years		rr_ExpenseExampleYear10	1,784
1 year		rr_ExpenseExampleNoRedemptionYear01	676
3 years		rr_ExpenseExampleNoRedemptionYear03	890
5 years		rr_ExpenseExampleNoRedemptionYear05	1,121
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,784
2009		rr_AnnualReturn2009	28.14%
2010		rr_AnnualReturn2010	14.10%
2011		rr_AnnualReturn2011	1.97%
2012		rr_AnnualReturn2012	19.18%
2013		rr_AnnualReturn2013	32.89%
2014		rr_AnnualReturn2014	11.23%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.16%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.23%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(13.14%)
A T B C | Fidelity Mega Cap Stock Fund | Class T
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual operating expenses		rr_ExpensesOverAssets	1.21%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year		rr_ExpenseExampleYear01	$ 469
3 years		rr_ExpenseExampleYear03	721
5 years		rr_ExpenseExampleYear05	992
10 years		rr_ExpenseExampleYear10	1,765
1 year		rr_ExpenseExampleNoRedemptionYear01	469
3 years		rr_ExpenseExampleNoRedemptionYear03	721
5 years		rr_ExpenseExampleNoRedemptionYear05	992
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,765
A T B C | Fidelity Mega Cap Stock Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	[2]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.28%
Total annual operating expenses		rr_ExpensesOverAssets	1.73%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
1 year		rr_ExpenseExampleYear01	$ 676
3 years		rr_ExpenseExampleYear03	845
5 years		rr_ExpenseExampleYear05	1,139
10 years		rr_ExpenseExampleYear10	1,777
1 year		rr_ExpenseExampleNoRedemptionYear01	176
3 years		rr_ExpenseExampleNoRedemptionYear03	545
5 years		rr_ExpenseExampleNoRedemptionYear05	939
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,777
A T B C | Fidelity Mega Cap Stock Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	[3]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.25%
Total annual operating expenses		rr_ExpensesOverAssets	1.70%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year		rr_ExpenseExampleYear01	$ 273
3 years		rr_ExpenseExampleYear03	536
5 years		rr_ExpenseExampleYear05	923
10 years		rr_ExpenseExampleYear10	2,009
1 year		rr_ExpenseExampleNoRedemptionYear01	173
3 years		rr_ExpenseExampleNoRedemptionYear03	536
5 years		rr_ExpenseExampleNoRedemptionYear05	923
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,009
A T B C | Fidelity Mega Cap Stock Fund | Return Before Taxes | Class A
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	4.83%
Past 5 years		rr_AverageAnnualReturnYear05	14.08%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 05, 2008
A T B C | Fidelity Mega Cap Stock Fund | Return Before Taxes | Class T
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	7.16%
Past 5 years		rr_AverageAnnualReturnYear05	14.32%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 05, 2008
A T B C | Fidelity Mega Cap Stock Fund | Return Before Taxes | Class B
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class B - ReturnBefore Taxes
Past 1 year		rr_AverageAnnualReturnYear01	5.48%
Past 5 years		rr_AverageAnnualReturnYear05	14.30%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 05, 2008
A T B C | Fidelity Mega Cap Stock Fund | Return Before Taxes | Class C
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class C - Return BeforeTaxes
Past 1 year		rr_AverageAnnualReturnYear01	9.52%
Past 5 years		rr_AverageAnnualReturnYear05	14.58%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 05, 2008
A T B C | Fidelity Mega Cap Stock Fund | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year		rr_AverageAnnualReturnYear01	3.83%
Past 5 years		rr_AverageAnnualReturnYear05	13.63%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 05, 2008
A T B C | Fidelity Mega Cap Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year		rr_AverageAnnualReturnYear01	3.49%
Past 5 years		rr_AverageAnnualReturnYear05	11.30%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	5.94%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 05, 2008
A T B C | Fidelity Mega Cap Stock Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	S&P 500® Index
Past 1 year		rr_AverageAnnualReturnYear01	13.69%
Past 5 years		rr_AverageAnnualReturnYear05	15.45%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 05, 2008
A T B C | Fidelity Mega Cap Stock Fund | Russell Top 200® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Russell Top 200® Index
Past 1 year		rr_AverageAnnualReturnYear01	13.25%
Past 5 years		rr_AverageAnnualReturnYear05	15.01%
Life of class	[4]	rr_AverageAnnualReturnSinceInception	8.48%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 05, 2008

[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.
[4]	From February 5, 2008.